Shareholder Fees - FidelitySeriesCanadaFund-PRO	Dec. 30, 2022 USD ($)
FidelitySeriesCanadaFund-PRO | Fidelity Series Canada Fund
Shareholder Fees:
(fees paid directly from your investment)	none